Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-10647
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Entity Tax Identification Number	04-2795294
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	550 King Street, Bldg. A
Entity Address, Address Line Two	Ste. 100
Entity Address, City or Town	Littleton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01460-6245
City Area Code	(978)
Local Phone Number	630-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	POCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false